Operating Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Concentration Risk [Line Items]
Accounts receivable, direct write-offs			$ 39		$ 7
Provision for doubtful accounts	214		18		378
Charge off provision for doubtful accounts	87		170		2
Allowances for doubtful accounts	$ 574		$ 447		$ 599		$ 223
10% or more of total net sales [Member] | Lenbrook Group [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.10%			[1]		[1]
10% or more of total net sales [Member] | VTech Telecommunications Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		12.60%		14.60%
10% or more of total accounts receivable [Member] | Primax [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.90%			[1]
10% or more of total accounts receivable [Member] | VTech Telecommunications Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.80%		16.90%
10% or more of total accounts receivable [Member] | Peavey Electronics Corp. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.20%

[1]	Less than 10%